SCOPE OF CONSOLIDATION - Narrative Assets Held for Sale (Details) € in Millions, $ in Millions		3 Months Ended	12 Months Ended			17 Months Ended
	Dec. 31, 2020 USD ($) capital_increase	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($) capital_increase	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2022 EUR (€)	Dec. 14, 2020 EUR (€)	Dec. 14, 2020 USD ($)	Mar. 04, 2020
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Number of capital increases | capital_increase	2		2
Impairment loss			$ (133)	$ 1,927	$ 994
Goodwill
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Transfer to assets held for sale			717	0
Goodwill | Europe
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Transfer to assets held for sale			$ 45	$ 0
Cost of sales
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment loss	$ 331
ArcelorMittal Italia S.p.A
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Consideration payable related to put option							€ 111	$ 135
Disposal groups classified as held for sale
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Reduction in quarterly lease payments (in percent)									50.00%
Disposal groups classified as held for sale | AM Investco Italy S.r.l.
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
First investment, investment agreement | €		€ 400				€ 680
Proportion of ownership interest in subsidiary sold (in percent)						60.00%
Proportion of ownership interest retained after additional investment (in percent)						40.00%
Disposal groups classified as held for sale | AM Investco Italy S.r.l. | Disposal of major subsidiary
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary sold (in percent)		50.00%
Disposal groups classified as held for sale | AM Investco Italy S.r.l. | Top of range
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Purchase of interests in investments accounted for using equity method | €						€ 70